AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT FINANCIAL STATEMENTS

December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
American National Insurance Company and
Contract Owners of American National Variable Annuity Separate Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of American National Variable Annuity Separate Account (the "Account") listed in Appendix A, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the three years or periods ended December 31, 2019 were audited by other auditors whose report, dated April 20, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Houston, Texas April 15, 2022

We have served as the auditor of American National Variable Annuity Separate Account since 2020.

American National Variable Annuity Separate Account Appendix A

Subaccount Alger Balanced Portfolio - Class 1-2
Alger Capital Appreciation Portfolio - Class 1-2 Alger Growth & lncome Portfolio - Class 1-2 Alger Large Cap Growth Portfolio - Class 1-2 Alger Mid Cap Growth Portfolio - Class 1-2 Alger Small Cap Growth Portfolio - Class 1-2
Federated Hermes Fund for U.S. Government Securities II Federated Hennes High Income Bond Fund II - Primary Shares Federated Hennes Kaufmann Fund II - Primary Shares Federated Hennes Managed Volatility Fund II - Primary Shares Federated Hermes Quality Bond Fund [I - Primary Shares Fidelity VIP Asset Manager Growth Portfolio - l.nitial Class Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Asset Manager Portfolio - Service Class 2
Fidelity VIP Balanced Portfolio - Initial Class Fidelity VlP Contrafund Portfolio - Initial Class Fidelity VIP Contrafund Portfolio - Service Class 2 Fidelity VIP Equity Income Portfolio Initial Class
Fidelity VIP Equity Income Portfolio Service Class 2
Fidelity VIP Government Money Market Portfolio - Initial Class Fidelity VIP Government Money Market Portfolio Service Class 2 Fidelity VIP Growth - Initial Class
Fidelity VlP Growth and Income - Initial Class Fidelity VIP Growth and Income - Service Class 2
Fidelity VlP Growth Opportunities Portfolio - Initial Class Fidelity Growth Opportunities Portfolio - Service Class 2 Fidelity VIP High Income - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class Fidelity VIP Index 500 Portfolio - Service Class 2
Fidelity VIP Investment Grade Bond Portfolio - Initial Class Fidelity VIP Investment Grade Bond Portfolio - Service Class 2 Fidelity VlP Mid Cap Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Service Class 2 Fidelity VIP Overseas Portfolio - Initial Class Fidelity VlP Value Pon-folio - Service Class 2 Fidelity VIP Value Strategies - Service Class 2

Invesco V.I. Discovery Mid Cap Growth Fund Invesco V.I. Diversified Dividend Fund - Series I

Invesco V.I. Equity and Income Fund Invesco V.I. Health Care Fund - Series I
Invesco V.I. Global Real Estate Fund - Series I

Statement of Net Assets as of
December 31, 2021
December 31, 2021
December 31. 2021
December 31, 2021
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December 31, 2021
December 31, 2021

December 31. 2021
December 31, 2021
December 31, 2021

Statements of Operations for
the
Year Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31 , 2021
Year Ended December 31 , 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 3 I, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31 , 2021
Ycar Ended December 31, 2021
Ycar Ended December 31 , 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 3 I. 2021
Year Ended December 3 I, 2021
Year Ended December 3 I, 2021
Year Ended December 31, 2021
Year Ended December 31 , 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31 , 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31. 2021
Year Ended December 31, 2021

Year Ended December 31, 2021
Year Ended December 31, 2021
Period from April 30. 2021* to December 31. 2021
Year Ended December 31, 2021
Year Ended December 3 I, 2021

Statements Of Changes in Net Assets for the
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31. 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31. 2021 Two Years Ended Decem her 31, 2021 Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended December 3 \, 2021 Two Years Ended December 31, 2021
Two Years Ended December 31. 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31. 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended December 3 \, 2021 Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31. 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended Decem her 31, 2021
Year ended December 3 I , 2021 and Period from April 30, 2020* to December 3 I, 2020
Two Years Ended December 31, 2021
Period from April 30, 2021* to December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended December 3 \, 2021 Period from January I, 2021 to April

Financial Highlights for the
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Ycars Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended December 3 I, 202 I Two Ycars Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Ycars Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Ycars Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Year ended December 31, 2021 and Period from April 30, 2020* to December 3 I, 2020
Two Years Ended December 31, 2021
Period from April 30, 2021* to December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Period from January I, 2021 to April

Invesco V.I. Managed Volatility Fund- Series I

Period from January I, 2021 to  30, 2021# and Year ended December
April 30, 2021# 31, 2020

30, 2021# and Year ended December
31,2020

Invesco V.I. Mid Cap Growth Fund- Series I

Period from January I, 2020 to April Period from January I, 2020 to April 30. 2020#  30, 2020#

Invesco V.1. Small Cap Equity Fund - Series I Invesco V.I. Technology Fund - Series I Lazard Retirement Emerging Markets Portfolio Lazard Retirement Small-Mid Cap Ponfolio MFS Core Equity Portfolio - Initial Class
MFS Growth Series - Initial Class
MFS Investors Trust Series - Initial Class MFS Research Series - lnitial Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price international Stock Portfolio
T. Rowe Price Limited-Tenn Bond Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
VanEck VIP Emerging Markets Fund - Initial Class VanEck VIP Global Resources Fund

December 31, 2021
December 31, 2021
December 31, 2021
December 31. 2021
December 31, 2021
December 31, 2021
December 31, 2021
December 31. 2021
December 31, 2021
December 3 I , 2021
December 31, 2021
December 31. 2021
December 31, 2021
December 31, 2021

Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 31, 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021
Year Ended December 3 I, 2021
Ycar Ended December 31. 2021
Year Ended December 31, 2021
Year Ended December 3 I, 2021
Year Ended December 31, 2021
Ycar Ended December 31, 2021
Ycar Ended December 31, 2021
Year Ended December 31, 2021

Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31. 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended Decem her 31, 2021 Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021

Two Ycars Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021
Two Years Ended December 31, 2021 Two Years Ended December 3 I, 2021

* Date represents commencement of operations.
# Date represents liquidation of operations

2

American National Variable Annuity Separate Account Statements of Net Assets
As of December 31, 202.1
(Amounts in thousands except for unit and share information)

Alger Balanced Portfolio Class 1-2 Alger Capital Appreciation Portfolio Class 1-2
Alger Growth & Income Portfolio Class 1-2
Alger Large Cap Growth Portfolio Class 1-2
Alger Mid Cap Growth Portfolio Class 1-2
ASSETS
Investments, at fair value s
503
$
1,659
$
531
$
1,130
$
1,160
Total assets $ 503  $ 1,659  $ 531 $ 1,130 $ 1,160

NET ASSETS
Accumulation units $ 503  $ 1,659  $ 531 $ 1,130 $ 1,160
Total net assets $ 503  $ 1,659  $ 531 $ 1,130 $ 1,160

Units Outstanding  195,818   311,101   169,350  307,982  277,974

FUND SHARE INFORMATION
Number of shares  25,692   17,590   17,990  13,941  52,282

Cost of investment $ 379  $ 1,484  $ 333 $ 889 $ 1,164

UNIT VALUE
Lowest $ 2.29  $ 4.49  $ 2.78 $ 3.56 $ 3.79

Highest $ 2.90  $ 5.79  $ 3.51 $ 4.27 $ 4.80

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Alger Balanced Portfolio Class 1-2

Alger Capital Appreciation Portfolio Class 1-2

Alger Growth & Income Alger Large Cap Growth Portfolio Class 1-2  Portfolio Class 1-2

Alger Mid Cap Growth Portfolio Class 1-2

NET INVESTMENT INCOME/(LOSS)
Dividends s 4 $  $ 6 $  $
Mortality and expense charge  (5)  (12)  (4)  (13)  (13)
Net investment income/(loss) $ (I) $ (12) $ 2 $ (13) $ (13)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)  29  421  53  287  500
Change in unrealized gains/(losses)  56  (146)  74  (166)  (445)
Net realized and change in unrealized gains/(losses) on investments  85  275  127  121  55 lncrease/(decrease) in net assets from operations $ 84 $ 263 $ 129 $ 108 $ 42

See accompanying notes to the financial statements

Alger Small Cap Growth Portfolio Class 1-2 Federated Hermes Fund for U.S Government Securities II Federated Hermes High Income Bond Fund II - Primary Shares Federated Hermes Kaufmann Fund II - Primary Shares Federated Hermes Managed Volatility
Fund II - Primary Shares
ASSETS
Investments, at fair value s
672
$
338
$
1,102
$
489
415
Total assets $ 672  $ 338  $ 1,102 $ 489 $ 415

NET ASSETS
Accumulation units $ 672  $ 338  $ 1,102 $ 489 $ 415
Total net assets $ 672  $ 338  $ 1,102 $ 489 $ 415

Units Outstanding  172,386   209,584   358,297  91,346  170,516

FUND SHARE INFORMATION
Number of shares  24,112   31,571   172,397  20,111  32,174

Cost of investment $ 635  $ 343  $ 1,089 $ 387 $ 341

UNIT VALUE
Lowest $ 3.38  $ 1.32  $ 2.72 $ 4.96 $ 2.17

Highest $ 4.32  $ 1.79  $ 3.45 $ 5.72 $ 2.60

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Alger Small Cap Growth Portfolio Class 1-2

Federated Hermes Fund for U.S Government Securities II

Federated Hermes High Income Bond Fund II - Primary Shares

Federated Hermes Kaufmann Fund II - Primary Shares

Federated Hermes Managed Volatility
Fund II - Primary Shares

NET INVESTMENT INCOME/(LOSS)
Dividends s  $ 11 $ 52 $  $ 6
Mortality and expense charge  (6)  (2)  (10)  (4)  (3)
Net investment income/(loss) $ (6) $ 9 $ 42 $ (4) $ 3
NET REALIZED AND UNREALIZED GAINS/{LOSSES) ON INVESTMENTS
Net realized gains/(losses)  232  2  (9)  42  13
Change in unrealized gains/(losses)  (274)  (21)  8  (32)  43
Net realized and change in unrealized gains/(losses) on investments  (42)  (19)  (I)  10  56
Increase/{decrease) in net assets from operations $ {48) $ {10) $ 41 $ 6 $ 59

 Federated Hermes Quality Bond Fund II - Primary Shares  Fidelity VIP Asset Manager Growth Portfolio Initial Class   Fidelity VIP Asset Manager Portfolio Initial Class  Fidelity VIP Asset Manager Portfolio Service Class 2
Fidelity VIP Balanced Portfolio Initial Class
ASSETS
Investments, at fair value s 151
$ 430
$
210
$
$ 20
Total assets $ 151  $ 430  $ 210 $  $ 20

NET ASSETS
Accumulation units $ 151  $ 430  $ 210 $  $ 20
Total net assets $ 151  $ 430  $ 210 $ - $ 20

Units Outstanding 91,178  125,031   63,286  3 I 5,655

FUND SHARE INFORMATION
Number of shares 13,392  17,634   11,475  5 774

Cost of investment $ 149  $ 287  $ 173 $  $ 14

UNIT VALUE
Lowest $ 1.53  $ 3.05  $ 2.99 $ 2.75 $ 3.46

Highest $ 1.87  $ 4.39  $ 4.40 $ 2.75 $ 3.46

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

 Federated Hermes Quality Bond Fund II - Primary Shares Fidelity VIP Asset Manager Growth Portfolio Initial Class Fidelity VIP Asset Manager Portfolio Initial Class Fidelity VIP Asset Manager Portfolio Service Class 2
Fidelity VIP Balanced Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends s 5
$ 6
$ 3

$
$
Mortality and expense charge (2) (6) (4)
Net investment income/(loss) $ 3 $ $ (I) $ $
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses) 6 34 37   2
Change in unrealized gains/(losses) (15) 16 (7)
Net realized and change in unrealized gains/(losses) on investments (9) 50 30   3
Increase/(decrease) in net assets from operations $ (6) $ 50 $ 29 $ $ 3

Fidelity VIP Contrafund Portfolio Initial Class
Fidelity VIP Contrafund Portfolio Service Class 2 Fidelity VIP Equity- Income Portfolio Initial Class Fidelity VIP Equity- Income Portfolio Service Class 2 Fidelity VIP Government Money Market Portfolio Initial Class
ASSETS
Investments, at fair value s
3,151
$
3,822
$
583
$
508
$
597
Total assets $ 3,151  $ 3,822  $ 583 $ 508 $ 597

NET ASSETS
Accumulation units $ 3,151  $ 3,822  $ 583 $ 508 $ 597
Total net assets $ 3,151  $ 3,822  $ 583 $ 508 $ 597

Units Outstanding  322,903   690,883   81,049  166,264  465,634

FUND SHARE INFORMATION
Number of shares  57,970   72,778   22,292  20,111  596,576

Cost of investment $ 2,053  $ 2,592  $ 500 $ 428 $ 597

UNIT VALUE
Lowest $ 7.87  $ 4.93  $ 7.19 $ 2.83 $ 1.28

Highest $ 13.47  $ 6.24  $ 7.19 $ 3.45 $ 1.28

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Fidelity VIP Contrafund Portfolio Initial Class

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity lncome Portfolio Initial Class

Fidelity VIP Equity lncome Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Initial Class

NET INVESTMENT INCOME/(LOSS)
Dividends s 2 $ 1 $ II $ 8 $
Mortality and expense charge  (43)  (35)  (8)  (5)  (8)
Net investment income/(loss) $ (41) $ (34) $ 3 $ 3 $ (8)
NET REALIZED AND UNREALIZED GAINS/{LOSSES) ON INVESTMENTS
Net realized gains/(losses)  971  677  103  70
Change in unrealized gains/(losses)  (170)  190  22  32
Net realized and change in unrealized gains/(losses) on investments  801  867  125  102
Increase/{decrease) in net assets from operations $ 760 $ 833 $ 128 $ 105 $ (8)

Fidelity VIP Government Money Market Portfolio Service Class 2
Fidelity VIP Growth Initial Class
Fidelity VIP Growth and Income Initial Class
Fidelity VIP Growth and Income Service Class 2 Fidelity VIP Growth Opportunities Portfolio Initial Class
ASSETS
Investments, at fair value s
2,591
$
1,335
$
116
$
458
$
926
Total assets $ 2,591  $ 1,335  $ 116 $ 458 $ 926

NET ASSETS
Accumulation units $ 2,591  $ 1,335  $ I 16 $ 458 $ 926
Total net assets $ 2,591  $ 1,335  $ 116 $ 458 $ 926

Units Outstanding  2,741,205   102,831   36,603  123,928  131,954

FUND SHARE INFORMATION
Number of shares  2,590,639   13,031   4,413  18,030  11,680

Cost of investment $ 2,592  $ 923  $ 73 $ 355 $ 423

UNIT VALUE
Lowest $ 0.87  $ 12.98  $ 3.16 $ 3.61 $ 7.01

Highest $ 1.00  $ 12.98  $ 3.16 $ 4.16 $ 7.01

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Initial Class

Fidelity VIP Growth and Fidelity VIP Growth and Income Initial Class  Income Service Class 2

Fidelity VIP Growth Opportunities Portfolio Initial Class

NET INVESTMENT INCOME/(LOSS)
Dividends s  $  $ 3 $ 10 $
Mortality and expense charge  (21)  (19)  (2)  (5)  (12)
Net investment income/(loss) $ (21) $ (19) $ I $ 5 $ {12)
NET REALIZED AND UNREALIZED GAINS/{LOSSES) ON INVESTMENTS
Net realized gains/(losses)    478  6  30  147
Change in unrealized gains/(losses)    (200)  16  57  (47)
Net realized and change in unrealized gains/(losses) on investments    278  22  87  100
lncrease/{decrease) in net assets from operations $ (21) $ 259 $ 23 $ 92 $ 88

Fidelity Growth Opportunities Portfolio Service Class 2
Fidelity VIP High Income Initial Class
Fidelity VIP Index 500 Portfolio Initial Class
Fidelity VIP Index 500 Portfolio Service Class 2 Fidelity VIP Investment Grade Bond Portfolio Initial Class
ASSETS
Investments, at fair value s
1,214
$
55
$
3,583
$
2,499
$
7
Total assets $ 1,214  $ 55  $ 3,583 $ 2,499 $ 7

NET ASSETS
Accumulation units $ 1,214  $ 55  $ 3,583 $ 2,499 $ 7
Total net assets $ 1,214  $ 55  $ 3,583 $ 2,499 $ 7

Units Outstanding  210,158   18,839   448,009  651,522  2,526

FUND SHARE INFORMATION
Number of shares  15,638   10,530   7,651  5,409  550

Cost of investment $ 713  $ 58  $ 1,469 $ 1,491 $ 7

UNIT VALUE
Lowest $ 5.47  $ 2.93  $ 5.48 $ 3.35 $ 2.91

Highest $ 6.55  $ 2.93  $ 11.51 $ 4.23 $ 2.91

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Fidelity Growth Opportunities Portfolio Service Class 2
Fidelity VIP High Income Initial Class
Fidelity VIP index 500 Portfolio Initial Class
Fidelity VIP index 500 Portfolio Service Class 2 Fidelity VIP investment Grade Bond Portfolio Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends s
$
3

$
42

$
24
$
Mortality and expense charge  (13)  (1)  (47)  (20)
Net investment income/(loss) $ (13) $ 2 $ (5) $ 4 $
NET REALIZED AND UNREALIZED GAINS/{LOSSES) ON INVESTMENTS
Net realized gains/(losses)  233    529  150
Change in unrealized gains/(losses)  (92)    318  407  (1)
Net realized and change in unrealized gains/(losses) on investments  141    847  557  (I)
lncrease/{decrease) in net assets from operations $ 128 $ 2 $ 842 $ 561 $ (I)

Fidelity VIP Investment Grade Bond Portfolio Service Class 2
Fidelity VIP Mid Cap Portfolio Initial Class
Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Overseas Portfolio Initial Class
Fidelity VIP Value Portfolio Service Class 2
ASSETS
Investments, at fair value s
1,138
$
749
$
3,066
$
163
$
492
Total assets $ 1,138  $ 749  $ 3,066 $ 163 $ 492

NET ASSETS
Accumulation units $ 1,138  $ 749  $ 3,066 $ 163 $ 492
Total net assets $ 1,138  $ 749  $ 3,066 $ 163 $ 492

Units Outstanding  634,943   79,248   464,365  43,417  152,423

FUND SHARE INFORMATION
Number of shares  87,649   18,193   77,830  5,555  27,456

Cost of investment $ 1,167  $ 618  $ 2,574 $ 123 $ 393

UNIT VALUE
Lowest $ 1.57  $ 9.45  $ 5.90 $ 3.75 $ 3.04

Highest $ 1.84  $ 9.45  $ 7.44 $ 3.75 $ 3.72

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Initial Class

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Initial Class

Fidelity VIP Value Portfolio Service Class 2

NET INVESTMENT INCOME/(LOSS)
Dividends $ 19 $ 4 $ II $ I $ 7
Mortality and expense charge  (5)  (IO)  (29)  (2)  (6)
Net investment income/(loss) $ 14 $ (6) $ (18) $ (1) $
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)  49  116  524  77  65
Change in unrealized gains/(losses)  (76)  34  113  (43)  51
Net realized and change in unrealized gains/(losses) on investments  (27)  150  637  34  116
Increase/(decrease) in net assets from operations $ (13) $ 144 $ 619 $ 33 $ 117

See accompanying notes to the financial statements

Fidelity VIP Value  Invesco V.I. Discovery Invesco V.I. Diversified Invesco V.I. Equity and Invesco V.I. Health Care Strategies Service Class 2 Mid Cap Growth Fund*  Dividend Fund Series I  Income Fund**  Fund Series I

ASSETS
Investments, at fair value $ 296  $ 168  $ 82 $ 201 $ 172
Total assets $ 296  $ 168  $ 82 $ 201 $ 172

NET ASSETS
Accumulation units $ 296  $ 168  $ 82 $ 201 $ 172
Total net assets $ 296  $ 168  $ 82 $ 201 $ 172

Units Outstanding  76,965   4,540   1,213  89,227  39,909

FUND SHARE INFORMATION
Number of shares  17,834   1,462   2,754  9,692  5,070

Cost of investment $ 232  $ 135  $ 69 $ 195 $ 140

UNIT VALUE
Lowest $ 3.47  $ 34.25  $ 63.91 $ 2.01 $ 3.65

Highest $ 4.24  $ 37.21  $ 70.22 $ 2.53 $ 4.60

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Fidelity VIP Value Strategies Service Class 2

Invesco V.I. Discovery Mid Cap Growth Fund*

Invesco V.I. Diversified Dividend Fund Series I

Invesco V.I. Equity and Income Fund

Invesco V.I. Health Care Fund Series I

NET INVESTMENT INCOME/(LOSS)
Dividends $ 3 $  $ 2 $ 4 $
Mortality and expense charge  (3)  (I)  (I)  (I)  (I)
Net investment income/(loss) $  $ (l) $ 1 $ 3 $ (1)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)  25  22  22  2  19
Change in unrealized gains/(losses)  49  3  (I)  5  (I)
Net realized and change in unrealized gains/(losses) on investments  74  25  21  7  18
Increase/(decrease) in net assets from operations $ 74 $ 24 $ 22 $ 10 $ 17

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.
**This fund was opened on April 30, 2021.

 Invesco V.I. Global Real Estate Fund Series I  Invesco V.I. Managed Volatility Fund Series I*  Invesco V.I. Small Cap Equity Fund Series I Invesco V.I. Technology Fund Series I  Emerging Markets Portfolio
ASSETS
Investments, at fair value $ 462  $  $ 225 $ 400 $ 112
Total assets $ 462  $  $ 225 $ 400 $ 112

NET ASSETS
Accumulation units $ 462  $  $ 225 $ 400 $ 112
Total net assets $ 462  $  $ 225 $ 400 $ 112

Units Outstanding 100,571    67,988 135,378  29,262

FUND SHARE INFORMATION
Number of shares 25,680    9,567 10,498  5,111

Cost of investment $ 415  $  $ 170 $ 266 $ 98

UNIT VALUE
Lowest $ 4.07  $  $ 3.15 $ 2.75 $ 3.82

Highest $ 5.13  $  $ 3.69 $ 3.22 $ 3.82

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Invesco V.I. Global Real Estate Fund Series I
Invesco V.I. Managed Volatility Fund Series I
Invesco V.I. Small Cap Equity Fund Series I
Invesco V.I. Technology Fund Series I Lazard Retirement Emerging Markets Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends $ 12 $ 5 $ $ $  2
Mortality and expense charge (4) (I) (2) (3)  (I)
Net investment income/(loss) $ 8 $ 4 $ (2) $ (3) $
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses) (2) 15 22 42
Change in unrealized gains/(losses) 93  20 8  3
Net realized and change in unrealized gains/(losses) on investments 91 15 42 50  3
Increase/(decrease) in net assets from operations $ 99 $ 19 $ 40 $ 47 $  4

*This Fund merged with Invesco V.I. Equity & Income on April 30, 2021.

Lazard Retirement Small  MFS Core Equity MFS Growth Series MFS Investors Trust MFS Research Series Mid Cap Portfolio Portfolio Initial Class  Initial Class  Series Initial Class  Initial Class
Investments, at fair value $ 202  $ 346  $ 1,752  $ 257  $ 147
Accumulation units s 202  $ 346  $ 1,752  $ 257  $ 147

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

Lazard Retirement Small  MFS Core Equity MFS Growth Series MFS Investors Trust M FS Research Series Mid Cap Portfolio Portfolio Initial Class  Initial Class  Series Initial Class  Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends $  $ I $  $ I $
Mortality and expense charge  (3)  (4)  (17)  (3)  (2)
Net investment income/(loss) $ (3) $ (3) $ (17) $ (2) $ (I)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)  27  36  269  24  37
Change in unrealized gains/(losses)  II  37  70  34  (2)
Net realized and change in unrealized gains/(losses) on investments  38  73  339  58  35 lncrease/(decrease) in net assets from operations $ 35 $ 70 $ 322 $ 56 $ 34

See accompanying notes to the financial statements

T. Rowe Price Equity Income Portfolio International Stock Portfolio T. Rowe Price Limited- Term Bond Portfolio T. Rowe Price Mid-Cap Growth Portfolio Markets Fund Initial Class
ASSETS
Investments, at fair value s
1,936
$
1,342
$
457
$
1,662
$
192
Total assets $ 1,936  $ 1,342  $ 457 $ 1,662 $ 192

NET ASSETS
Accumulation units $ 1,936  $ 1,342  $ 457 $ 1,662 $ 192
Total net assets $ 1,936  $ 1,342  $ 457 $ 1,662 $ 192

Units outstanding  487,691   724,3 IO   296,76 I  164,746  49,573

FUND SHARE INFORMATION
Number of shares  64,398   83,818   93,031  48,221  13,308

Cost of investment $ 1,722  $ 1,279  $ 456 $ 1,363 $ 160

UNIT VALUE
Lowest $ 3.50  $ 1.56  $ 1.35 $ 7.08 $ 3.87

Highest $ 4.43  $ 2.35  $ 1.71 $ 11.24 $ 3.87

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

T. Rowe Price
T. Rowe Price Equity International Stock Income Portfolio  Portfolio

VanEck VIP Emerging
T. Rowe Price Limited- T. Rowe Price Mid-Cap Markets Fund Term Bond Portfolio  Growth Portfolio  Initial Class

NET INVESTMENT INCOME/(LOSS)
Dividends s 32 $ 8 $ 7 $  $ 2
Mortality and expense charge  (22)  (12)  (5)  (21)  (3)
Net investment income/(loss) $ 10 $ (4) $ 2 $ (21) $ (1)
NET REALIZED AND UNREALIZED GAINS/{LOSSES) ON INVESTMENTS
Net realized gains/(losses)  217  110  7  300  7
Change in unrealized gains/(losses)  219  (96)  (12)  (67)  (34)
Net realized and change in unrealized gains/(losses) on investments  436  14  (5)  233  (27)
lncrease/{decrease) in net assets from operations $ 446 $ 10 $ (3) $ 212 $ (28)

See accompanying notes to the financial statements

 VanEck VIP Global Resources Fund*
ASSETS
Investments, at fair value $ 33
Total assets $ 33

NET ASSETS
Accumulation units $ 33
Total net assets $ 33

Units Outstanding  11,826

FUND SHARE INFORMATION
Number of shares  1,242
Cost of investment $ 29

UNIT VALUE
Lowest $ 2.79
Highest $ 2.79

American National Variable Annuity Separate Account Statements of Operations
Year ended December 31, 2021

VanEck VIP Global Resources Fund*
Dividends $

Net investment income/(loss) $
Net realized gains/(losses)

Net realized and change in unrealized gains/(losses) on investments 5
*Formerly named VanEck VIP Global Hard Assets Fund - Initial Class.
See accompanying notes to the financial statements

 Alger Capital
Alger Balanced Portfolio Appreciation Portfolio Alger Growth & Income Alger Large Cap Growth Alger Mid Cap Growth
Class 1-2 Class 1-2 Portfolio Class 1-2 Portfolio Class 1-2 Portfolio Class 1-2

Net investment income/(loss)

s (I)  $ (12)  $ 2  $ (13) $ (13)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

56 (146) 74 (166) (445)
 s  84  $ 263  $ 129  $ 108  $ 42

Policy terminations/withdrawals and charges (54) (208) (21) (55) (146)

INCREASE/(DECREASE) IN NET ASSETS

s 44 $ 121  $ 125  $ 78  $ (79)

NET ASSETS AT END OF PERIOD

$ 503  $ 1,659 I $ 531  $ 1,130  $ 1,160

See accompanying notes to the financial statements

Federated Hermes Fund
Alger Small Cap Growth for U.S Government Portfolio Class 1-2  Securities II

Federated Hermes High Income Bond Fund II - Primary Shares

Federated Hermes Kaufmann Fund II - Primary Shares

Federated Hermes Managed Volatility Fund ll - Primary Shares

Net investment income/(loss) s (6)  $ 9  $

42  $

(4)  $ 3

Change in unrealized gains/(losses) (274) (21) 8 (32) 43

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners s 45 $ 83 $
Policy terminations/withdrawals and charges (23) (201)

66  $ 33  $
(218) (33)

129
(60)

NET ASSETS AT END OF PERIOD $ 672  $ 338  $

1,102  $ 489  $

415

See accompanying notes to the financial statements

Federated Hermes Fidelity VIP Asset Fidelity VIP Asset Fidelity VIP Asset
Quality Bond Fund II -  Manager Growth Manager Portfolio Manager Portfolio Fidelity VIP Balanced Primary Shares Portfolio Initial Class  Initial Class  Service Class 2  Portfolio Initial Class

Net investment income/(loss)

s 3  $ $ (I)  $ $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges

(15) 16 (7) I
 s  (6) $ 50  $ 29  $ $ 3
s  7 $  3 $  I $ $ (100) (46) (143)

NET ASSETS AT END OF PERIOD $ 151  $ 430  $ 210  $ $ 20

Fidelity VIP Equity- Fidelity VIP Equity- Fidelity VIP Government Fidelity VIP Contrafund Fidelity VIP Contrafund Income Portfolio  Income Portfolio  Money Market Portfolio
Portfolio Initial Class Portfolio Service Class 2 Initial Class Service Class 2 Initial Class

Net investment income/(loss)

s (41)  $ (34)  $ 3  $ 3  $ (8)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges lncrease/(decrease) in net assets from contract transactions INCREASE/(DECREASE) IN NET ASSETS

(170) 190 22 32
 s  760  $ 833  $ 128  $ 105  $ (8)
s 129  $ 177  $ 76  $ 13  $ 31
(951) (452) (243) (82) (34)

 s  (822) $ (275)  $ (167)  $ (69) $ (3)
s (62)  $ 558  $ (39)  $ 36  $ (II)

NET ASSETS AT END OF PERIOD $ 3,151  $ 3,822  $ 583  $ 508  $ 597

Fidelity VIP Government    Fidelity VIP Growth
Money Market Portfolio Fidelity VIP Growth Fidelity VIP Growth and Fidelity VIP Growth and Opportunities Portfolio
Service Class 2 Initial Class Income Initial Class Income Service Class 2 Initial Class

Net investment income/(loss)

s (21)  $ (19)  $ I $ 5  $ (12)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges lncrease/(decrease) in net assets from contract transactions

(200) 16 57 (47)
 s  (21) $ 259  $ 23  $ 92  $ 88
s 271  $ 35  $ $ 15  $ II
(287) (285) (28) (61)
 s  (16) $ (250)  $ $ (13) $ (50)

NET ASSETS AT END OF PERIOD

$ 2,591  $ 1,335  $ I 16  $ 458  $ 926

See accompanying notes to the financial statements

Fidelity Growth    Fidelity VIP Investment
Opportunities Portfolio Fidelity VIP High Fidelity VIP Index 500 Fidelity VIP Index 500 Grade Bond Portfolio
Service Class 2 Income Initial Class Portfolio Initial Class Portfolio Service Class 2 Initial Class

Net investment income/(loss)

s (13)  $ 2  $ (5)  $ 4  $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges

(92) 318 407 (I)
 s  128  $ 2  $ 842  $ 561  $ (I)
s 24  $ I $ 33  $ 94  $
(186) (4) (651) (254) (I)

INCREASE/(DECREASE) IN NET ASSETS

s (34)  $ (I)  $ 224  $ 401  $ (2)

NET ASSETS AT END OF PERIOD

$ 1,214  $ 55  $ 3,583  $ 2,499  $ 7

See accompanying notes to the financial statements

Fidelity VIP Investment
Grade Bond Portfolio Fidelity VIP Mid Cap Fidelity VIP Mid Cap Fidelity VIP Overseas Fidelity VIP Value
Service Class 2 Portfolio Initial Class Portfolio Service Class 2 Portfolio Initial Class Portfolio Service Class 2

Net investment income/(loss)

s 14  $ (6)  $ (18)  $ (I)  $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

(76) 34 113 (43) 51
 s  (13) $ 144  $ 619  $ 33  $ 117

Policy terminations/withdrawals and charges
lncrease/(decrease) in net assets from contract transactions

(211) (6) (248) (118) (65)
 s  126  $ (2)  $ (201)  $ (72) $ (60)

NET ASSETS AT END OF PERIOD $ 1,138  $ 749  $ 3,066  $ 163  $ 492

Fidelity VIP Value Strategies Service Class 2 Invesco V.l. Discovery Mid Cap Growth Fund* Invesco V.I. Diversified Dividend Fund Series I Invesco V.I. Equity and Income Fund** Invesco V.I. Health Care Fund Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss) $   $ (I)  $ I $ 3 $ (I)
Net realized gains/(losses)  25   22   22  2  19
Change in unrealized gains/(losses)  49   3   (I)  5  (I)
Increase/(decrease) in net assets from operations $ 74  $ 24  $ 22 $ 10 $ 17

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners $ 18  $ 61  $ 5 $ 244 $ II
Policy terminations/withdrawals and charges  (43)   (12)   (130)  (53)  (8)
Contract maintenance fees
lncrease/(decrease) in net assets from contract transactions $ (25)  $ 49  $ (125) $ 191 $ 3

INCREASE/(DECREASE) IN NET ASSETS $ 49  $ 73  $ (103) $ 201 $ 20
NET ASSETS AT BEGINNING OF PERIOD  247   95   185    152

NET ASSETS AT END OF PERIOD $ 296  $ 168  $ 82 $ 201 $ 172

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.
**This fund was opened on April 30, 2021.

Invesco V.l. Global Real Estate Fund Series I
Invesco V.I. Managed Volatility Fund Series I*
Invesco V.I. Small Cap Equity Fund Series I
Invesco V.I. Technology Fund Series I Lazard Retirement Emerging Markets Portollio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss) $ 8  $ 4  $ (2)  $ (3) $
Net realized gains/(losses)  (2)   15   22   42
Change in unrealized gains/(losses)  93      20   8  3
Increase/(decrease) in net assets from operations $ 99  $ 19  $ 40  $ 47 $ 4

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners $ 13  $ 6  $ 10  $ 13 $ 2
Policy terminations/withdrawals and charges  (107)   (291)   (38)   (14)
Contract maintenance fees
lncrease/(decrease) in net assets from contract transactions $ (94)  $ (285)  $ (28)  $ (I) $ 2

INCREASE/(DECREASE) IN NET ASSETS $ 5  $ (266)  $ 12  $ 46 $ 6
NET ASSETS AT BEGINNING OF PERIOD  457   266   213   354  106

NET ASSETS AT END OF PERIOD $ 462  $   $ 225  $ 400 $ 112

*This fund was closed on April 30,2021.

Lazard Retirement Small  MFS Core Equity MFS Growth Series MFS Investors Trust MFS Research Series Mid Cap Portollio Portfolio Initial Class  Initial Class  Series Initial Class  Initial Class

Change in unrealized gains/(losses) II 37 70 34 (2)

Policy terminations/withdrawals and charges

Increase/{decrease) in net assets from contract transactions

(42) (51) (66) (49) (73)

$ (40)  $ (46)  $ (35)  $ (21) $ (65)

See accompanying notes to the financial statements

 T. Rowe Price   VanEck VIP Emerging
T. Rowe Price Equity International Stock T. Rowe Price Limited- T. Rowe Price Mid-Cap Markets Fund
Income Portfolio Portfolio Term Bond Portfolio Growth Portfolio Initial Class*

Net investment income/(loss)

s 10  $ (4)  $ 2  $ (21) $ (I)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

219 (96) (12) (67) (34)
 s  446  $ 10  $ (3)  $ 212  $ (28)

Policy terminations/withdrawals and charges (568) (158) (117) (373)

INCREASE/(DECREASE) IN NET ASSETS

s I $ (44)  $ (76)  $ (63)  $ (20)

NET ASSETS AT END OF PERIOD

$ 1,936  $ 1,342  $ 457  $ 1,662  $ 192

See accompanying notes to the financial statements

Van Eck VIP Global
Resources Fund*
Net investment incomc/(]oss) $

Change in unrealized gains/(]osses) 5
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Policy terminations/withdrawals and charges
lncrease/(decrease) in net assets from contract transactions $
INCREASE/(DECREASE) IN NET ASSETS $ 5
NET ASSETS AT END OF PERIOD $ 33
*Formerly named VanEck VIP Global Hard Assets Fund - Initial Class.

See accompanying notes to the financial statements

 Alger Capital
Alger Balanced Portfolio Appreciation Portfolio Alger Growth & Income Alger Large Cap Growth Alger Mid Cap Growth
Class 1-2 Class 1-2 Portfolio Class 1-2 Portfolio Class 1-2 Portfolio Class 1-2

Net investment income/(loss)

s $ (12)  $ 2  $ (8) $ (10)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges lncrease/(decrease) in net assets from contract transactions

(1) 170 32 264 326
 s  35  $ 520  $ 47  $ 426  $ 492
s 26  $ 66  $ 30  $ 10  $ 24
(142) (509) (37) (63) (31)
 s  (137) $ (487)  $ (23)  $ (76) $ (45)

NET ASSETS AT END OF PERIOD

$ 459  $ 1,538 : $ 406  $ 1,052  $ 1,239

See accompanying notes to the financial statements

 Federated Hermes Fund Federated Hermes High Federated Hermes Federated Hermes
Alger Small Cap Growth for U.S Government Income Bond Fund II - Kaufmann Fund II - Managed Volatility Fund
Portfolio Class 1-2 Securities II Primary Shares Primary Shares II - Primary Shares

Net investment income/(loss)

s I $ 8  $ 63  $ (4) $ 5

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges lncrease/(decrease) in net assets from contract transactions INCREASE/(DECREASE) IN NET ASSETS

215 II 13 54 (9)
 s  297  $ 21  $ 49  $ 108  $ (2)
s 17  $ 79  $ 89  $ 21 $21
(90) (140) (272) (48) (48)

 s  (93) $ (65)  $ (197)  $ (37) $ (35)
s 204  $ (44)  $ (148)  $ 71  $ (37)

NET ASSETS AT END OF PERIOD

$ 698  $ 466  $ 1,213  $ 483  $ 287

See accompanying notes to the financial statements

Federated Hermes Fidelity VIP Asset Fidelity VIP Asset Fidelity VIP Asset
Quality Bond Fund II -  Manager Growth Manager Portfolio Manager Portfolio Fidelity VIP Balanced Primary Shares Portfolio Initial Class  Initial Class  Service Class 2  Portfolio Initial Class

Net investment income/(loss)

s 9 $ (I)  $ $ $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

5 43 31 3
 s  26  $ 57  $ 37  $ $ 3

Policy terminations/withdrawals and charges (189) (18) (10)

NET ASSETS AT END OF PERIOD $ 250  $ 423  $ 323  $ $ 17

Fidelity VIP Equity- Fidelity VIP Equity- Fidelity VIP Government Fidelity VIP Contrafund Fidelity VIP Contrafund Income Portfolio  Income Portfolio  Money Market Portfolio
Portfolio Initial Class Portfolio Service Class 2 Initial Class Service Class 2 Initial Class

Net investment income/(loss)

s (30)  $ (29)  $ 2  $ 2  $ (7)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges lncrease/(decrease) in net assets from contract transactions INCREASE/(DECREASE) IN NET ASSETS

679 493
 s  731  $ 958  $ 28  $ 15  $ (7)
s 30  $ 81  $ 2  $ 58  $ 80
(123) (1,330) (13) (90) (82)

 s  (93) $ (1,403)  $ (11)  $ (49) $ (2)
s 638 $ (445)  $ 17  $ (34)  $ (9)

NET ASSETS AT END OF PERIOD $ 3,213  $ 3,264  $ 622  $ 472  $ 608

Fidelity VIP Government Fidelity VIP Growth
Money Market Portfolio Fidelity VIP Growth Fidelity VIP Growth and Fidelity VIP Growth and Opportunities Portfolio Service Class 2  Initial Class  Income Initial Class  Income Service Class 2  Initial Class

Net investment income/(loss)

s (15)  $ (14)  $ I $ 3  $ (9)

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges

225 (6) 2 257
 s  (15) $ 400  $ 6  $ 28  $ 375
s 1,356  $ 9  $ $ 40  $ 5
(1,344) (99) (20) (68) (107)

Contract maintenance fees
lncrease/(decrease) in net assets from contract transactions  s  (71)
(59)
$ (11)
(IOI)
$
(20)
$
(28)
$
(102)

INCREASE/(DECREASE) IN NET ASSETS s (74)  $ 299  $ (14) $  $ 273
NET ASSETS AT BEGINNING OF PERIOD  2,702   1,027   107  379  615

NET ASSETS AT END OF PERIOD $ 2,628  $ 1,326  $ 93 $ 379 $ 888

See accompanying notes to the financial statements

Fidelity Growth    Fidelity VIP Investment
Opportunities Portfolio Fidelity VIP High Fidelity VIP Index 500 Fidelity YIP Index 500 Grade Bond Portfolio
Service Class 2 Income Initial Class Portfolio Initial Class Portfolio Service Class 2 Initial Class

Net investment income/(loss)

s (9)  $ 2  $ 12  $ 9  $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges

355 (I) 268 (71)
 s  547  $ I $ 483  $ 275  $
s 154  $ I $ 69  $ 533  $
(270) (254) (833) (I)

NET ASSETS AT END OF PERIOD

$ 1,248  $ 56  $ 3,359  $ 2,098  $ 9

See accompanying notes to the financial statements

Fidelity VIP Investment
Grade Bond Portfolio Fidelity VIP Mid Cap Fidelity VIP Mid Cap Fidelity VIP Overseas Fidelity VIP Value
Service Class 2 Portfolio Initial Class Portfolio Service Class 2 Portfolio Initial Class Portfolio Service Class 2

Net investment income/(loss)

s 15  $ (4)  $ (13)  $ (I)  $

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners Policy terminations/withdrawals and charges

21 88 425 22 19
 s  42  $ 87  $ 466  $ 26  $ 30
s 481  $ 12  $ 132  $ I  $ 162
(100) (28) (876) (6) (87)

NET ASSETS AT END OF PERIOD $ 1,025  $ 607  $ 2,648  $ 202  $ 435

Fidelity VIP Value  Invesco V.l. Discovery Invesco V.I. Diversified Invesco V.I. Health Care Invesco V.I. Global Real Strategies Service Class 2 Mid Cap Growth Fund*  Dividend Fund Series I  Fund Series I  Estate Fund Series I

INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss) $ I  $   $ 3  $ (I) $ 17
Net realized gains/(losses)  (23)   2   3   23  17
Change in unrealized gains/(losses)  35   30   (9)   (7)  (116)
Increase/(decrease) in net assets from operations $ 13  $ 32  $ (3)  $ 15 $ (82)

INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners $ 42  $ 71  $ 15  $ 8 $ 44
Policy terminations/withdrawals and charges  (225)   (8)   (17)   (74)  (64)
Contract maintenance fees  (I I)      (5)   (14)  (41)
lncrease/(decrease) in net assets from contract transactions $ (194)  $ 63  $ (7)  $ (80) $ (61)

INCREASE/(DECREASE) IN NET ASSETS $ (181)  $ 95  $ (10)  $ (65) $ (143)
NET ASSETS AT BEGINNING OF PERIOD  428      195   217  600

NET ASSETS AT END OF PERIOD $ 247  $ 95  $ 185  $ 152 $ 457

*This fund was opened on April 30, 2020.

Lazard Retirement Invesco V.I. Managed Invesco V.l. Mid Cap Invesco V.l. Small Cap Invesco V.I. Technology Emerging Markets Volatility Fund Series I  Growth Fund Series I*  Equity Fund Series I Fund Series I  Portollio
Net investment income/(loss) $ 3  $ $ (I)  $ (3) $

Change in unrealized gains/(losses) (12) (2) 63 50 (5)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

Policy terminations/withdrawals and charges (45) (66) (125) (95) (2)

lncrease/(decrease) in net assets from contract transactions INCREASE/(DECREASE) IN NET ASSETS

$ (52)  $ (68)  $ (117)  $ (87) $ 2

$ (66)  $ (71)  $ (72)  $ 33  $ (2)

NET ASSETS AT END OF PERIOD $ 266  $ $ 213  $ 354  $ 106
*This fund closed on April 30, 2020.

Lazard Retirement Small  MFS Core Equity MFS Growth Series MFS Investors Trust MFS Research Series Mid Cap Portollio Portfolio Initial Class  Initial Class  Series Initial Class  Initial Class

Change in unrealized gains/(losses)
lncrease/{decrease) in net assets from operations
INCREASE/{DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

39 168 17 17
 s  II  $ 51  $ 370  $ 26  $ 24

Policy terminations/withdrawals and charges (4) (27) (196) (8) (16)
Increase/{decrease) in net assets from contract transactions $ 4  $ (11)  $ (163)  $ (4)  $ (15)

See accompanying notes to the financial statements

 T. Rowe Price   VanEck VIP Emerging
T. Rowe Price Equity International Stock T. Rowe Price Limited- T. Rowe Price Mid-Cap Markets Fund
Income Portfolio Portfolio Term Bond Portfolio Growth Portfolio Initial Class

Net investment income/(loss)

s 22  $ (4)  $ 9  $ (19) $ 2

Change in unrealized gains/(losses)
Increase/(decrease) in net assets from operations
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS

(38) 105 13 163 18
 s  (27) $ 163  $ 29  $ 314  $ 30

Policy terminations/withdrawals and charges
lncrease/(decrease) in net assets from contract transactions

(373) (110) (315) (228) (4)
 s  (375) $ (94)  $ (247)  $ (I 89) $ (3)

NET ASSETS AT END OF PERIOD

$ 1,935  $ 1,386  $ 533  $ 1,725  $ 212

See accompanying notes to the financial statements

VanEck VIP Global Hard Assets Fund Initial Class
Net investment income/(]oss) $

Change in unrealized gains/(]osses) 4
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Policy terminations/withdrawals and charges
lncrease/(decrease) in net assets from contract transactions $ 3
INCREASE/(DECREASE) IN NET ASSETS $ 7
NET ASSETS AT END OF PERIOD $ 28

See accompanying notes to the financial statements

(1) ORGANIZATION

American National Variable Annuity Separate Account(" the Separate Account") was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company ("the Sponsor"). The Separate Account began operations on April 20, 1994. The Separate Account's assets are segregated from the Sponsor's general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended, as a unit investment trust.

The Separate Account's assets are segregated from the Sponsor's general assets and are used only to support the following variable annuity products issued by the Sponsor:

WealthQuest Variable Annuity TT
Investrac Gold Variable Annuity WealthQuest III Variable Annuity - No Rider
WealthQuest III Variable Annuity - 6 yr Ratchet WealthQuest III Variable Annuity - 3% Rollup WealthQuest III Variable Annuity- 5% Rollup
WealthQuest III Group Unallocated Variable Annuity

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2021, there are 55 active subaccounts within the Separate Account:

Alger Balanced Portfolio - Class 1-2
Alger Capital Appreciation Portfolio - Class 1-2 Alger Growth & Income Portfolio - Class 1-2 Alger Large Cap Growth Portfolio - Class I-2 Alger Mid Cap Growth Portfolio - Class I-2 Alger Small Cap Growth Portfolio - Class I-2
Federated Hermes Fund for U.S. Government Securities II Federated Hermes High Income Bond Fund II - Primary Shares Federated Hermes Kaufmann Fund II - Primary Shares Federated Hermes Managed Volatility Fund II - Primary Shares Federated Hermes Quality Bond Fund II - Primary Shares Fidelity VIP Asset Manager Growth Portfolio - Initial Class Fidelity VIP Asset Manager Portfolio - Initial Class
Fidelity VIP Asset Manager Portfolio - Service Class 2 Fidelity VIP Balanced Portfolio - Initial Class
Fidelity VIP Contrafund Portfolio - Initial Class Fidelity VIP Contrafund Portfolio - Service Class 2 Fidelity VIP Equity-Income Portfolio - Initial Class Fidelity VIP Equity-Income Portfolio - Service Class 2
Fidelity VIP Government Money Market Portfolio - Initial Class Fidelity VIP Government Money Market Portfolio - Service Class 2 Fidelity VIP Growth - Initial Class
Fidelity VIP Growth and Income - Initial Class Fidelity VIP Growth and Income - Service Class 2
Fidelity VIP Growth Opportunities Portfolio - Initial Class Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Fidelity VIP High Income - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class

Fidelity VIP Index 500 Portfolio - Service Class 2
Fidelity VIP Investment Grade Bond Portfolio - Initial Class Fidelity VIP Investment Grade Bond Portfolio - Service Class 2 Fidelity VIP Mid Cap Portfolio - Initial Class
Fidelity VIP Mid Cap Portfolio - Service Class 2 Fidelity VIP Overseas Portfolio - Initial Class Fidelity VIP Value Portfolio - Service Class 2 Fidelity VIP Value Strategies - Service Class 2 Invesco V.I. Discovery Mid Cap Growth Fund Invesco V.I. Diversified Dividend Fund - Series I Invesco V.I. Health Care Fund - Series I
Invesco V.I. Global Real Estate Fund - Series I Invesco V.I. Equity and Income Fund
Invesco V.I. Small Cap Equity Fund - Series I Invesco V.I. Technology Fund - Series I Lazard Retirement Emerging Markets Portfolio Lazard Retirement Small-Mid Cap Portfolio MFS Core Equity Portfolio - Initial Class
MFS Growth Series - Initial Class
MFS Investors Trust Series - Initial Class MFS Research Series - Initial Class
T. Rowe Price Equity Income Portfolio
T. Rowe Price International Stock Portfolio
T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price Mid-Cap Growth Portfolio
VanEck VIP Emerging Markets Fund - Initial Class VanEck VIP Global Resources Fund

Although not all subaccounts are offered in each product, each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Hermes Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, VanEck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Basis of Presentation
The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles ("GAAP"). Separate Account is an investment company and follows Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946.

Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management's estimates.

The following sub-accounts were merged during December 31, 2021:

Date:
May 1, 2021
April 30, 2021

Merged from:
VanEck VIP Global Hard Assets Fund - Initial Class Invesco V.I. Managed Volatility Fund - Series I

Merged to:
VanEck VIP Global Resources Fund Invesco V.I. Equity and Income Fund

The following sub-account name changes occurred during December 31, 2021:

Date: From: To:
April 30, 2021  Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund Invesco V.I. Discovery Mid Cap Growth Fund May 1, 2021 VanEck VIP Global Hard Assets Fund- Initial Class VanEck VIP Global Resources Fund

Investments - Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:

Level 1
Level 2

Level3

Unadjusted quoted prices in active markets for identical assets or liabilities.
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National Group's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.

Federal Taxes - The operations of the Separate Account form part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the policyholders are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

COVID-19 - On March 11, 2020, the World Health Organization fonnally declared the outbreak of the novel coronavirus COVID-19 to be a pandemic. The spread of COVID-19 has caused illness, quarantines, cancellation of events and travel, alternative arrangements and shutdowns for business and schools, reduction in business activity, widespread unemployment, and overall economic and financial market instability. We are closely monitoring developments related to the COVID-19 pandemic to assess its impact on our business. Thus far, throughout the pandemic, we believe we have successfully navigated the risks associated with COVID-19 and have been able to successfully maintain our business operations. However, as the pandemic continues, the extent to which COVID-19 impacts our business, results of operations, financial condition, or liquidity will depend on future developments which remain highly uncertain.

(3) SHARES PURCHASES AND SALES

For the year ended December 31, 2021, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):
Sub-account  Purchases   Sales
Alger Balanced Portfolio - Class 1-2   39 $  58
Alger Capital Appreciation Portfolio - Class 1-2   408   219
Alger Growth & Income Portfolio - Class 1-2   64   25
Alger Large Cap Growth Portfolio - Class 1-2   275   67
Alger Mid Cap Growth Portfolio - Class 1-2   428   158
Alger Small Cap Growth Portfolio - Class 1-2   260   28
Federated Hermes Fund for U.S. Government Securities II   94   203
Federated Hermes High Income Bond Fund II - Primary Shares   117   227
Federated Hermes Kaufmann Fund II - Primary Shares   63   36
Federated Hermes Managed Volatility Fund II - Primary Shares   134   62
Federated Hennes Quality Bond Fund II - Primary Shares   12   IOI
Fidelity VIP Asset Manager Growth Portfolio - Initial Class   15   51
Fidelity VIP Asset Manager Portfolio - Initial Class   6   147
Fidelity VIP Asset Manager Portfolio - Service Class 2
Fidelity VIP Balanced Portfolio - Initial Class   2
Fidelity VIP Contrafund Portfolio - Initial Class   507   986
Fidelity VIP Contrafund Portfolio - Service Class 2   621   481
Fidelity VIP Equity-Income Portfolio - Initial Class   149   251
Fidelity VIP Equity-Income Portfolio - Service Class 2   78   87
Fidelity VIP Government Money Market Portfolio - Initial Class   30   41
Fidelity VIP Government Money Market Portfolio - Service Class 2   267   305
Fidelity VIP Growth - Initial Class   309   301
Fidelity VIP Growth and Income - Initial Class   7   2
Fidelity VIP Growth and Income - Service Class 2   44   32
Fidelity VIP Growth Opportunities Portfolio - Initial Class   94   72
Fidelity VIP Growth Opportunities Portfolio - Service Class 2   137   198
Fidelity VIP High Income - Initial Class      4
Fidelity VIP Index 500 Portfolio - Initial Class   93   690
Fidelity VIP Index 500 Portfolio - Service Class 2   132   272
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2   384   215
Fidelity VIP Mid Cap Portfolio - Initial Class   118   14
Fidelity VIP Mid Cap Portfolio - Service Class 2   536   271
Fidelity VIP Overseas Portfolio - Initial Class   59   120
Fidelity VIP Value Portfolio - Service Class 2   64   71
Fidelity VIP Value Strategies - Service Class 2   44   45
Invesco V.I. Discovery Mid Cap Growth Fund   78   13
Invesco V.I. Diversified Dividend Fund - Series I   7   131
Invesco V.I. Equity and [ncome Fund   248   54
Invesco V.I. Health Care Fund - Series I   27   9
Invesco V.I. Global Real Estate Fund - Series I   23   111
Invesco V.1. Managed Volatility Fund - Series l   II   291
Invesco V.T. Mid Cap Growth Fund - Series I
Invesco V.1. Small Cap Equity Fund - Series I   21   40
Invesco V.1. Technology Fund - Series I   48   16
Lazard Retirement Emerging Markets Portfolio   3
Lazard Retirement Small-Mid Cap Portfolio   2   44
MFS Core Equity Portfolio - Initial Class   30   55
MFS Growth Series - Initial Class   251   82
MFS Investors Trust Series - Initial Class   36   52
MFS Research Series - Initial Class   15   75
T. Rowe Price Equity Income Portfolio   287   588
T. Rowe Price [nternational Stock Portfolio   199   168
T. Rowe Price Limited-Term Bond Portfolio   53   121
T. Rowe Price Mid-Cap Growth Portfolio   262   392
VanEck VIP Emerging Markets Fund - Initial Class   14   3
VanEck VIP Global Resources Fund      I
Total $  7,205 $  8,089

(4) POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges - Mortality risk and expense risk charges are assessed daily against the Separate Account net assets. This fee was assessed during 2021 on policies in both the accumulation period and the annuity period, and varied by product as follows:

Investrac Gold Variable Annuity 1.25%

WealthQuest lTI Variable Annuity 1.10% (with No Riders, accumulation period)
WealthQuest !Tl Variable Annuity 1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)

WealthQuest IIl Variable Annuity 1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges - The Sponsor's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than
$50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable policyholders' accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$500,00 I - 1,000,000 0.70%

Surrender Charge - On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal.

Transfer Charge - A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

Premium Charge - Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence. The Sponsor's current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization.

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder's account balance (see Note 4). Differences in fee structures result in a variety of expense ratios and total returns. The unit value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratio:

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
Alger Balanced Portfolio - Class 1-2
December 31, 2021 196 2.42 to 2.29 503 3.69 1.20 to 1.55 16.91 to 16.24
December 31, 2020 211 2.07 to 1.97 459 1.22 1.20 to 1.55 8.95 to 8.84
December 31, 2019 284 1.81 to 2.24 561 3.82 1.20 to 1.55 17.53 to 19.15
December 31, 2018 347 1.54 to 1.88 592 15.06 1.20 to 1.55 (4.94) to (3.59)
December 31 , 2017 463 1.62 to 1.95 842 2.62 1.20 to 1.55 13.51 to 14.71
Alger Capital Appreciation Portfolio - Class 1-2
December 31, 2021 3 II 4.83 to 4.57 1,659 21.32 1.20 to 1.55 17.52 to 17.18
December 31, 2020 343 4.11 to 3.90 1,538 12.79 1.20 to 1.55 40.27 to 39.78
December 31, 2019 472 2.72 to 3.45 1,505 12.13 1.20 to 1.55 31.39 to 33.20
December 31, 2018 500 2.07 to 2.59 1,198 16.42 1.20 to 1.55 (1.85) to (0.38)
December 31, 2017 577 2.09 to 2.60 1,397 6.83 1.20 to 1.55 29.34 to 30.65
Alger Growth & Income Portfolio - Class 1-2
December 31, 2021 169 2.99 to 2.78 531 8.75 1.20 to 1.55 29.44 to 29.30
December 31, 2020 168 2.31 to 2.15 406 1.96 1.20 to 1.55 13.7910 13.16
December 31, 2019 180 1.90 to 2.35 382 10.00 1.20 to 1.55 27.52 to 29.12
December 31, 2018 225 1.49 to 1.82 378 7.41 1.20 to 1.55 (6.29) to (4.71)
December 31, 2017 230 1.59 to 1.91 405 1.53 1.20 to 1.55 19.55 to 20.89
Alger Large Cap Growth Portfolio - Class 1-2
December 31, 2021 308 3.56 to 4.27 1,130 22.73 1.20 to 1.25 10.56 to 11.49
December 31, 2020 317 3.22 to 3.83 1,052 16.32 1.20 to 1.25 65.13 to 66.52
December 3 I , 2019 349 1.86 to 2.30 702 1.82 1.20 to 1.55 25.68 to 27.07
December 3 I, 2018 445 1.48 to 1.81 729 17.32 1.20 to 1.55 0.64 to 1.69
December 31, 2017 504 1.47 to 1.78 818 9.11 1.20 to 1.55 26.6 I to 28.06
Alger Mid Cap Growth Portfolio - Class 1-2
December 31, 2021 278 4.00 to 3.79 1,160 33.02 1.20 to 1.55 2.83 to 2.43
December 31, 2020 307 3.89 to 3.70 1,239 14.55 1.20 to 1.55 62.08 to 62.28
December 31, 2019 320 2.28 to 2.82 792 10.18 1.20 to 1.55 28.09 to 29.95
December 3 I, 2018 448 1.78 to 2.17 859 12.71 1.20 to 1.55 (8.91) to (7.66)
December 31, 2017 588 1.95 to 2.35 1,265 2.29 1.20 to 1.55 27.45 to 29.12
Alger Small Cap Growth Portfolio - Class 1-2
December 31, 2021 172 3.60 to 3.41 672 30.28 1.20 to 1.55 (7.46) to (7.59)
December 31, 2020 167 3.89 to 3.69 698 8.15 1.20 to 1.55 64.83 to 64.73
December 31, 2019 196 2.21 to 2.77 494 4.64 1.20 to 1.55 27.27 to 28.84
December 3 I , 2018 290 1.73 to 2.15 584 4.16 1.20 to 1.55 0.00 to 0.94
December 31, 2017 308 1.73 to 2.13 617  1.20 to 1.55 26.62 to 28.31
Federated Hermes Fund for U.S. Government Securities Tl
December 3 I , 2021 210 1.32 to 1.79 338 2.63 1.20 to 1.25 (3.65) to (3.24)
December 31, 2020 284 1.37 to 1.85 466 2.19 1.20 to 1.25 3.79 to 3.93
December 31, 2019 326 1.32 to 1.78 510 2.63 1.20 to 1.55 4.09 to 5.56
December 31, 2018 372 1.26 to 1.71 553 2.48 1.20 to 1.55 (0. 79) to 0.00
December 31, 2017 444 1.27 to 1.72 655 2.50 1.20 to 1.55 0.00 to 2.13
Federated Hermes High Income Bond Fund II - Primary Shares
December 31, 2021 358 2.88 to 2.72 1,102 4.75 1.20 to 1.55 3.60 to 3.03
December 31, 2020 410 2.78 to 2.64 1,213 6.00 1.20 to 1.55 4.12 to 3.94
December 31, 2019 476 2.54 to 3.14 1,361 6.34 1.20 to 1.55 12.89 to 14.18
December 31, 2018 500 2.25 to 2.75 1,256 8.17 1.20 to 1.55 (4.66) to (3.51)
December 31, 2017 528 2.36 to 2.85 1,388 6.86 1.20 to 1.55 5.36 to 6.34

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
Federated Hermes Kaufmann Fund ll - Primary Shares
December 3 I , 2021 91 4.96 to 5.72 489 6.42 1.20 to 1.25 1.22 to 2.14
December 31, 2020 92 4.90 to 5.60 483 9.35 1.20 to 1.25 27.27 to 28.44
December 31, 2019 100 3.66 to 4.36 412 7.50 1.20 to 1.55 31.65 to 33.33
December 31, 2018 149 2.91 to 3.27 468 6.59 1.20 to 1.55 2.37 to 3.48
December 31, 2017 117 2.84 to 3.16 352 10.42 1.20 to 1.55 26.51 to 27.94
Federated Hermes Managed Volatility Fund II - Primary Shares
December 31, 2021 171 2.17 to 2.60 415 1.60 1.20 to 1.25 17.30 to 18.18
December 31, 2020 143 1.85 to 2.20 287 2.84 1.20 to 1.25 (0.54) to 0.46
December 31, 2019 163 1.77to2.19 324 2.06 1.20 to 1.55 18.00 to 19.67
December 31, 2018 211 1.50 to 1.83 355 3.03 1.20 to 1.55 (9.77) to (8.50)
December 31, 2017 234 1.66 to 2.00 436 3.71 1.20 to 1.55 16.08 to 17.65
Federated Hermes Quality Bond Fund II - Primary Shares
December 31, 2021 91 1.60 to 1.53 151 3.84 1.20 to 1.55 (2.44) to (3.16)
December 3 I, 2020 142 1.64 to 1.58 250 3.35 1.20 to 1.55 6.49 to 6.76
December 31, 2019 217 1.48 to 1.77 367 3.13 1.20 to 1.55 7.25 to 9.26
December 31, 2018 216 1.38 to 1.62 336 3.89 1.20 to 1.55 (2.13) to (1.22)
December 31 , 2017 214 1.41tol.64 332 3.21 1.20 to 1.55 2.80 to 3.80
Fidelity VIP Asset Manager Growth Portfolio - Initial Class
December 31, 2021 125 3.05 to 4.39 430 2.80 1.25 to I .40 12.55 to 12.56
December 31, 2020 135 2.71 to 3.90 423 2.46 1.25 to I .40 15.81 to 15.38
December 31, 2019 139 2.34 to 3.38 379 6.92 1.25to 1.40 21.15 to21.24
December 31, 2018 155 1.93 to 2.79 344 5.25 1.25 to 1.40 (8.82) to (8.53)
December 31, 2017 156 2.11 to 3.06 380 14.36 1.25 to 1.40 17.22 to 17.24
Fidelity VIP Asset Manager Portfolio - Initial Class
December 31, 2021 63 2.99 to 4.40 210 1.43 1.25 to 1.40 8.33 to 8.37
December 31, 2020 109 2.76 to 4.06 323 3.11 1.25 to 1.40 13.58 to 13.09
December 31, 2019 112 2.43 to 3.59 293 6.05 1.25 to 1.40 16.83 to 16.94
December 31, 2018 121 2.08 to 3.07 269 4.93 1.25 to I .40 (6.73) to (6.69)
December 31, 2017 124 2.23 to 3.29 299 12.98 1.25 to 1.40 12.29 to 12.63
Fidelity VIP Asset Manager Portfolio - Service Class 2
December 31, 2021  2.75  2.01 1.25 9.56
December 31, 2020  2.51   1.25 14.61
December 31, 2019  2.19   1.25 17.11
December 31, 2018  1.87   1.25 (5.56)
December 31, 2017  1.98  0.29 1.25 13.14
Fidelity VIP Balanced Portfolio - Initial Class
December 31, 2021 6 3.46 20 8.04 1.25 16.50
December 31, 2020 6 2.97 17  1.25 20.73
December 31, 2019 6 2.46 14 7.69 1.40 23.00
December 31, 2018 6 2.00 12 8.33 1.40 (5.66)
December 31, 2017 6 2.12 12 4.09 1.40 14.59
Fidelity VIP Contrafund Portfolio - Initial Class
December 31, 2021 323 7.87 to 13.47 3,151 11.93 1.25 to 1.40 26.32 to 26.0 I
December 31, 2020 417 6.23 to I 0.69 3,213 0.75 1.25 to 1.40 28.99 to 28.80
December 3 I, 2019 430 4.83 to 8.30 2,575 12.08 1.25 to I .40 29.69 to 29.84
December 31, 2018 461 3.72 to6.40 2,159 9.13 1.25 to I .40 (7.65) to (7.46)
December 31, 2017 544 4.02 to 6.93 2,680 6.35 l.25to 1.40 20. IO to 20.36
Fidelity VIP Contrafund Portfolio - Service Class 2
December 31, 2021 691 5.20 to 4.93 3,822 12.54 1.20 to 1.55 25.60 to 25.45
December 3 I, 2020 747 4.14 to 3.93 3,264 0.63 1.20 to 1.55 28.57 to 28.43
December 31, 2019 1,074 3.03 to 3.78 3,709 11.68 1.20 to 1.55 22.18 to 30.80
December 31, 2018 1,248 2.37 to 2.89 3,326 10.25 1.20 to 1.55 (8.14) to (7.07)
December 31, 2017 1,490 2.58 to 3.11 4,306 6.19 1.20 to 1.55 19.91 to21.01

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
Fidelity VIP Equity-Income Portfolio - Initial Class
December 3 I , 2021 81 7.19 583 12.26 1.40 23.12
December 31, 2020 107 5.84 622 6.39 1.40 5.23
December 31, 2019 109 5.55 605 8.54 1.40 25.57
December 31, 2018 118 4.42 519 7.29 1.40 (9.43)
December 31, 2017 135 4.88 661 3.84 1.40 11.16
Fidelity VIP Equity-Income Portfolio - Service Class 2
December 31, 2021 166 2.95 to 2.83 508 12.92 1.20 to 1.55 23.43 to 23.04
December 31, 2020 190 2.39 to 2.30 472 6.30 1.20 to 1.55 4.82 to 4.55
December 31, 2019 218 2.20 to 2.62 506 8.46 1.20 to 1.55 25.00 to 26.57
December 31, 2018 281 1.76 to 2.07 534 7.38 1.20 to 1.55 (9.80) to (8.81)
December 31, 2017 447 1.95 to 2.27 930 3.50 1.20 to 1.55 10.80 to 12.38
Fidelity VIP Government Money Market Portfolio - Initial Class
December 31, 2021 466 1.28 597 0.01 1.40 (1.54)
December 31, 2020 468 1.30 608 0.32 1.40 (0.76)
December 31, 2019 493 1.31 647 1.99 1.40
December 31, 2018 507 1.31 661 1.61 1.40 0.77
December 31 , 2017 539 1.30 702 0.68 1.40 (0.76)
Fidelity VIP Government Money Market Portfolio - Service Class 2
December 31, 2021 2,741 0.89 to 0.87 2,591 0.01 1.20 to 1.55 (1.11) to(l.14)
December 31, 2020 2,762 0.90 to 0.88 2,628 0.23 1.20 to 1.55 (1.10) to (1.12)
December 31, 2019 2,813 0.89 to 1.00 2,702 1.86 1.20 to 1.55 0.00 to 1.10
December 31, 2018 3,127 0.89 to 0.99 2,985 1.40 1.20 to 1.55 0.00 to 1.02
December 31, 2017 3,451 0.89 to 0.98 3,297 0.43 1.20 to 1.55 (I.II) to 0.00
Fidelity VIP Growth - Initial Class
December 31, 2021 103 12.98 1,335 20.60 1.40 21.54
December 31, 2020 124 10.68 1,326 9.52 1.40 41.83
December 31, 2019 136 7.53 1,027 6.89 1.40 32.57
December 31, 2018 162 5.68 919 15.13 1.40 (1.56)
December 31, 2017 171 5.77 985 7.27 1.40 33.26
Fidelity VIP Growth and Income - Initial Class
December 31, 2021 37 3.16 116 6.91 1.40 23.92
December 31, 2020 37 2.55 93 8.04 1.40 6.69
December 31, 2019 45 2.39 107 11.58 1.40 27.81
December 31, 2018 45 1.87 83 5.68 1.40 (10.10)
December 31, 2017 45 2.08 93 3.62 1.40 15.56
Fidelity VIP Growth and Income - Service Class 2
December 31, 2021 124 3.61 to4.16 458 6.83 1.20 to 1.25 24.05 to 25.30
December 31, 2020 128 2.91 to 3.32 379 6.99 1.20 to 1.25 6.20 to 7.10
December 31, 2019 137 2.60 to 2.91 379 12.47 1.20 to 1.55 27.45 to 29.17
December 31, 2018 161 2.14 to 2.40 359 6.87 1.20 to 1.55 (10.08) to (9.43)
December 31, 2017 195 2.35 to 2.65 485 3.48 1.20 to 1.55 14.98 to 16.23
Fidelity VIP Growth Opportunities Portfolio - Initial Class
December 31, 2021 132 7.01 926 9.18 1.25 10.39
December 31, 2020 140 6.35 888 5.88 1.25 66.67
December 31 , 2019 163 2.83 to 3.81 615 8.97 1.25 to 1 .40 39.05 to 39.41
December 31, 2018 183 2.74 500 6.27 1.25 to 1.40 10.93
December 31, 2017 198 1.86 489 13.75 1.25101.40 32.80
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
December 31, 2021 210 5.47 to 6.55 1,214 9.09 1.20 to 1.25 10.28 to 11.21
December 31, 2020 238 4.96 to 5.89 1,248 5.72 1.20 to 1.25 65.89 to 67.81
December 31, 2019 266 1.07 to 3.51 843 8.25 1.20 to 1.55 (50.23) to 39.84
December 31, 2018 274 2.15 to2.51 636 6.97 1.20 to 1.55 10.61 to 12.05
December 31, 2017 402 1.94 to 2.24 856 11.68 1.20 to 1.55 31.97 to 33.33

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
Fidelity VIP High Income- Initial Class
December 3 I , 2021 19 2.93 55 5.36 1.40 2.81
December 31, 2020 20 2.85 56 5.77 1.40 1.42
December 31, 2019 19 2.81 54 6.00 1.40 13.31
December 31, 2018 19 2.48 46 6.12 1.40 (4.62)
December 31, 2017 20 2.60 52 5.46 1.40 5.69
Fidelity VIP Index 500 Portfolio - Initial Class
December 31, 2021 448 5.48 to I 1.51 3,583 1.95 1.2510 1.40 26.85 to 26.76
December 31, 2020 549 4.32 to 9.08 3,359 2.05 1.25 to 1.40 16.76 to 16.56
December 31, 2019 589 3.70 to 7.79 3,061 3.50 1.25 to 1.40 29.62 to 29.82
December 31, 2018 641 2.85 to 6.01 2,601 2.46 1.25 to 1.40 (5.80) to (5.63)
December 31, 2017 670 3.02 to 6.38 2,924 2.11 1.25 to 1.40 19.84 to 19.92
Fidelity VIP Index 500 Portfolio - Service Class 2
December 31, 2021 652 3.53 to 3.35 2,499 1.77 1.20 to 1.55 26.52 to 26.42
December 31, 2020 697 2.79 to 2.65 2,098 1.77 1.20 to 1.55 I 6.25 to I 6.23
December 31, 2019 877 1.96 to 2.82 2,227 3.27 1.20 to 1.55 5.95 to 30.56
December 31, 2018 1,009 1.77 to 2.16 1,995 2.14 1.20 to 1.55 (6.35) to (4.85)
December 31 , 2017 1,153 1.89 to 2.27 2,405 1.84 1.20 to 1.55 19.62 to 20.74
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
December 31, 2021 3 2.91 7 4.64 1.40 (2.02)
December 31, 2020 3 2.97 9  1.40 8.00
December 31, 2019 3 2.75 9  1.40 8.27
December 31, 2018 4 2.54 9  1.40 (1.93)
December 31, 2017 5 2.59 13 2.81 1.40 2.78
Fidelity VIP investment Grade Bond Portfolio - Service Class 2
December 31, 2021 635 1.57 to 1.84 1,138 4.61 1.20 to 1.25 (1.88) to (1.08)
December 31, 2020 566 1.60 to 1.86 1,025 2.77 1.20 to 1.25 7.38 to 8.77
December 31, 2019 374 l.43to 1.71 610 2.48 1.20 to 1.55 7.52 to 8.92
December 31, 2018 396 1.33 to 1.57 599 2.88 1.20 to 1.55 (2.21) to (1.26)
December 31, 2017 333 1.36 to 1.59 511 2.53 1.20 to 1.55 2.16 to 3.92
Fidelity VIP Mid Cap Portfolio - Initial Class
December 31, 2021 79 9.45 749 16.69 1.40 23.85
December 31, 2020 80 7.63 607 0.60 1.40 16.49
December 31, 2019 82 6.55 536 12.03 1.40 21.75
December 31, 2018 89 5.38 478 10.17 1.40 (15.67)
December 31, 2017 IOI 6.38 643 5.31 1.40 19.03
Fidelity VIP Mid Cap Portfolio - Service Class 2
December 31, 2021 464 6.22 to 5.90 3,066 16.76 1.20 to 1.55 23.66 to 23.43
December 31, 2020 498 5.03 to 4.78 2,648 0.39 1.20 to 1.55 16.44 to 16.02
December 31, 2019 685 3.36 to 5.08 3,160 11.61 1.20 to 1.55 (5.95) to 23.00
December 31, 2018 785 3.40 to 4.13 2,990 10.10 1.20 to 1.55 (16.08) to (15.20)
December 31, 2017 885 4.05 to 4.87 3,999 5.14 1.20 to 1.55 18.57 to 20.25
Fidelity VIP Overseas Portfolio - Initial Class
December 31, 2021 43 3.75 163 7.47 1.40 18.30
December 31, 2020 64 3.17 202 1.14 1.40 14.03
December 3 I , 2019 65 2.78 181 5.37 1.40 25.79
December 31, 2018 70 2.21 154 1.78 1.40 (15.97)
December 31, 2017 69 2.63 183 1.56 1.40 28.29

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
Fidelity VIP Value Portfolio - Service Class 2
December 3 I , 2021 152 3.17to3.04 492 12.36 1.20 to 1.55 27.82 to 27.73
December 31, 2020 173 2.48 to 2.38 435 5.11 1.20 to 1.55 4.64 to 4.39
December 31, 2019 142 2.15 to2.72 336 7.58 1.20 to 1.55 18.13 to 31.40
December 31, 2018 185 1.76 to 2.07 350 6.87 1.20 to 1.55 (15.38) to (14.46)
December 31, 2017 207 2.08 to 2.42 465 3.63 1.20 to 1.55 13.66 to 15.24
Fidelity VIP Value Strategies - Service Class 2
December 31, 2021 77 3.62 to 3.47 296 9.68 1.20 to 1.55 31.64 to 31.44
December 31, 2020 85 2.75 to 2.64 247 9.56 1.20 to 1.55 6.59 to 6.02
December 31, 2019 153 2.49 to 2.97 428 9.86 1.20 to 1.55 32.31 to 33.78
December 31, 2018 173 1.88 to 2.22 363 5.35 1.20 to 1.55 (18.97) to (17.78)
December 31, 2017 207 2.32 to 2.70 534 26.26 1.20 to 1.55 17.16to 18.94
Invesco V.1. Discovery Mid Cap Growth Fund*
December 31, 2021 5 34.25 to 37.21 168 11.43 1.20 to 1.25 17.70to 18.69
December 31, 2020 3 29.10 to 31.35 95  1.20 to 1.25 44.70 to 45.54
December 31, 2019
December 31, 2018
December 31 , 2017
Invesco V.I. Diversified Dividend Fund - Series I
December 31, 2021 1 63.91 to 70.22 82 1.89 1.20 to 1.55 17.48 to 18.47
December 31, 2020 3 54.40 to 52.72 185 6.39 1.20 to 1.55 (1.07) to (1.40)
December 31, 2019 3 53.47 to 59.39 195 8.91 1.20 to 1.55 23.17 to 24.64
December 31, 2018 4 43.41 to 47.65 164 5.22 1.20 to 1.55 (9.01) to (7.89)
December 31, 2017 4 47.71 to 51.73 219 4.84 1.20 to 1.55 6.93 to 8.20
Invesco V.l. Equity and Income Fund**
December 31, 2021 89 2.12 to 2.01 201 2.81 1.20 to 1.55
December 31, 2020
December 31, 2019
December 31, 2018
December 31, 2017
Invesco V.I. Health Care Fund - Series I
December 31, 2021 40 3.92 to 3.65 172 11.20 1.20 to 1.55 I0.73 to 10.61
December 31, 2020 40 3.47 to 3.30 152 1.85 1.20 to 1.55 13.03 to 12.63
December 31, 2019 67 2.93 to 3.60 217 1.57 1.20 to 1.55 30.64 to 31.87
December 31, 2018 160 2.24 to 2.73 419 18.88 1.20 to 1.55 (0.88) to 0.74
December 31, 2017 82 2.26 to 2.71 206 4.35 1.20 to 1.55 14.14 to 15.32
Invesco V.l. Global Real Estate Fund - Series I
December 31, 2021 101 4.29 to 4.07 462 2.60 1.20 to 1.55 23.99 to 23.71
December 31, 2020 123 3.46 to 3.29 457 7.23 1.20 to 1.55 (13.28) to (13.65)
December 31, 2019 141 3.81 to 4.69 600 4.53 1.20 to 1.55 20.95 to 22.45
December 31, 2018 156 3.15to3.83 549 4.52 1.20 to 1.55 (7.35) to (6.36)
December 31, 2017 195 3.40 to 4.09 734 4.77 1.20 to 1.55 11.11 to 12.67
Invesco V.1. Managed Volatility Fund - Series I***
December 31, 2021    1.76 1.20 to 1.55
December 31, 2020 129 l.88to 1.79 266 4.07 1.20 to 1.55 (2.59) to (3.24)
December 3 I , 2019 160 1.85 to 2.27 332 5.15 1.20 to 1.55 16.97 to 18.23
December 31, 2018 164 1.58 to 1.92 289 5.17 1.20 to 1.55 (12.23) to (11.52)
December 31, 2017 165 1.80 to 2.17 330 0.91 1.20 to 1.55 8.43 to 10.15
Invesco V.I. Mid Cap Growth Fund - Series I****
December 31, 2021
December 31, 2020  19.63 to 21.02  30.05 1.20 to 1.25 (5.85) to (5.61)
December 31, 2019 3 20.85 to 22.27 71 15.87 1.20 to 1.55 32.72 to 33.83
December 31, 2018 3 15.71 to 16.64 55 12.59 1.20 to 1.55 (6.71) to (5.88)
December 31, 2017 5 16.84 to 17.68 88 7.79 1.20 to 1.55 21.06 to 22.02

*This fund was opened on April 30, 2020.
**This fund was opened on April 30, 2021.
***This fund closed on April 30, 2021.
****This fund closed on April 30, 2020.

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
[nvesco V.1. Small Cap Equity Fund - Series l
December 3 I , 2021 68 3.15 to3.69 225 5.40 1.20 to 1.25 19.32 to 20.20
December 31, 2020 77 2.64 to 3.07 213 8.62 1.20 to 1.25 25.71 to 26.86
December 31, 2019 128 2.06 to 2.42 285 13.38 1.20 to 1.55 24.85 to 26.04
December 31, 2018 173 0.00 to 1.92 313 5.65 1.20 to 1.55 (16.24) to 0.00
December 31, 2017 261 2.00 to 2.27 572 3.96 1.20 to 1.55 12.36 to 13.50
Invesco V.I. Technology Fund - Series I
December 31, 2021 135 2.75 to 3.22 400 9.54 1.20 to 1.25 13.17 to 13.78
December 31, 2020 136 2.38 to 2.83 354 8.76 1.20 to 1.25 44.24 to 45.88
December 31, 2019 183 1.58 to 1.94 321 10.34 1.20 to 1.55 33.90 to 35.66
December 31, 2018 225 1.18 to 1.43 298 3.77 1.20 to 1.55 (1.67) to (0.69)
December 31, 2017 360 1.20 to 1.44 497 5.12 1.20 to 1.55 32.98 to 34.58
Lazard Retirement Emerging Markets Portfolio
December 31, 2021 29 3.82 112 1.87 1.25 4.09
December 31, 2020 29 3.67 106 2.25 1.25 (2.39)
December 31, 2019 29 3.76 108 0.94 1.25 16.77
December 31, 2018 32 3.22 104 1.68 1.25 (19.70)
December 31 , 2017 33 4.01 134 1.77 1.25 26.50
Lazard Retirement Small-Mid Cap Portfolio
December 31, 2021 38 5.34 202 0.16 1.25 18.40
December 31, 2020 46 4.51 207 7.62 1.25 5.37
December 31, 2019 45 4.28 192 2.24 1.25 28.14
December 31, 2018 50 3.34 165 10.70 1.25 (14.14)
December 31, 2017 49 3.89 190 9.75 1.25 12.43
MFS Core Equity Portfolio - Initial Class
December 31, 2021 6 57.02 to 60.41 346 7.70 1.20 to 1.25 23.81 to 24.89
December 31, 2020 7 46.06 to 48.37 322 5.92 1.20 to 1.25 17.29 to 18.29
December 31, 2019 7 38.62 to 40.89 282 14.20 1.20 to 1.55 31.14 to 32.72
December 31, 2018 8 29.78 to 30.81 239 11.39 1.20 to 1.55 (5.04) to 4.17
December 31, 2017 9 3l.36to 32.15 288 6.11 1.20 to 1.55 22.92 to 24.37
MFS Growth Series - Initial Class
December 31, 2021 341 3.50 to 7.55 1,752 13.66 1.20 to 1.25 22.38 to 21.97
December 31, 2020 348 2.86 to 6.19 1,465 6.45 1.20 to 1.25 30.00 to 30.32
December 31, 2019 388 2.06 to 4.75 1,258 9.06 1.20 to 1.55 35.53 to 38.04
December 31, 2018 458 1.52 to 3.48 1,059 7.20 1.20 to 1.55 1.16 to 2.22
December 31, 2017 515 1.50 to 3.44 1,162 3.98 1.20 to 1.55 29.31 to 30.43
MFS Investors Trust Series - Initial Class
December 31, 2021 64 3.66 to 4.29 257 3.59 1.20 to 1.25 25.34 to 26.18
December 31, 2020 70 2.92 to 3.40 222 4.08 1.20 to 1.25 12.31 to 13.71
December 31, 2019 71 2.42 to 2.99 200 5.95 1.20 to 1.55 29.41 to 31.14
December 31, 2018 78 2.00 to 2.28 170 5.73 1.20 to 1.55 (6.87) to (5.79)
December 31, 2017 92 1.84 to 2.42 214 4.61 1.20 to 1.55 21.99 to 22.84
MFS Research Series - Initial Class
December 31, 2021 36 3.23 to 4.43 147 5.39 1.20 to 1.25 23.28 to 23.40
December 31, 2020 52 2.62 to 3.59 178 4.28 1.20 to 1.25 14.91 to 15.06
December 3 I , 2019 57 2.18to3.12 169 11.04 1.20 to 1.55 31.03 to 32.51
December 31, 2018 62 1.74 to 2.38 139 12.16 1.20 to 1.55 (5.56) to (4.69)
December 31, 2017 66 1.77 to 2.52 157 7.97 1.20 to 1.55 21.43 to 23.12
T. Rowe Price Equity Income Portfolio
December 31, 2021 488 3.69 to 3.50 1,936 8.03 1.20 to 1.55 23.83 to 23.67
December 31, 2020 613 2.98 to 2.83 1,935 4.64 1.20 to 1.55 0.00 to (0.35)
December 31, 2019 734 2.84 to 3.51 2,337 8.33 1.20 to 1.55 24.56 to 25.81
December 31, 2018 868 2.28 to 2.79 2,226 9.82 1.20 to 1.55 (10.94) to (9.71)
December 31, 2017 1,199 2.56 to 3.12 3,477 10.78 1.20 to 1.55 14.I0to 15.73

Units Unit Fair Value Net Assets Investment'  Expense Ratio'  Total Return'
(000s) Lowest to Highest (000s) Income Ratio  Lowest to Highest  Lowest to Highest
T. Rowe Price International Stock Portfolio
December 3 I , 2021 724 1.64 to 1.56 1,342 6.87 1.20 to 1.55 0.00 to 0.00
December 31, 2020 752 1.64 to 1.56 1,386 5.01 1.20 to 1.55 12.33 to 12.23
December 31, 2019 813 1.39 to 2.08 1,317 6.08 1.20 to 1.55 25.42 to 27.61
December 31, 2018 1,046 1.10 to 1.65 1,346 10.43 1.20 to 1.55 (15.44) to (14.65)
December 31, 2017 1,227 1.30 to 1.95 1,857 5.02 1.20 to 1.55 25.00 to 27.64
T. Rowe Price Limited-Term Bond Portfolio
December 31, 2021 297 1.43 to 1.35 457 1.91 1.20 to 1.55 (0.69) to (1.46)
December 31, 2020 339 1.44 to 1.37 533 1.95 1.20 to 1.55 2.86 to 3.01
December 31, 2019 486 1.33 to 1.64 751 2.25 1.20 to 1.55 2.90 to 3.80
December 31, 2018 510 1.29 to 1.58 763 2.07 1.20 to 1.55 (0.77) to 0.64
December 31, 2017 709 1.30 to 1.57 1,071 1.38 1.20 to 1.55 0.00 to 1.29
T. Rowe Price Mid-Cap Growth Portfolio
December 31, 2021 165 7.08 to 11.24 1,662 10.04 1.20 to 1.55 13.28 to 13.42
December 31, 2020 198 6.25 to 5.93 1,725 7.62 1.20 to 1.55 22.31 to 21.77
December 31, 2019 225 4.87 to 8.10 1,600 7.68 1.20 to 1.55 29.42 to 30.65
December 31, 2018 243 3.76 to 6.25 1,342 13.50 1.20 to 1.55 (3.59) to (2.34)
December 31 , 2017 280 3.90 to 6.46 1,562 11.90 1.20 to 1.55 22.64 to 24.27
Van Eck VIP Emerging Markets Fund - Initial Class
December 31, 2021 50 3.87 192 3.18 1.25 (12.84)
December 31, 2020 48 4.44 212 5.13 1.25 15.63
December 31, 2019 48 3.84 185 3.27 1.25 29.29
December 31, 2018 61 2.97 182 0.47 1.25 (24.62)
December 31, 2017 63 3.94 248 0.44 1.25 49.24
VanEck VIP Global Resources Fund
December 31, 2021 12 2.79 33 0.44 1.25 17.23
December 31, 2020 12 2.38 28  1.25 17.82
December 31, 2019 II 2.02 21  1.25 10.38
December 31, 2018 10 1.83 18  1.25 (29.07)
December 31, 2017 8 2.58 20  1.25 (3.01)
These ratios represent the dividends, excluding distributions of realized gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.
These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(6) UNIT CHANGES
The changes in units outstanding for the periods ended December 31, 2021 and December 31, 2020 were as follows:

Fund

Alger Capital Appreciation Portfolio - Class 1-2 471,572 15,992 144,188 343,376 13,091 45,366 311,101

Alger Large Cap Growth Portfolio - Class 1-2 349,219 4,685 36,762 317,142 7,148 16,308 307,982
Alger Mid Cap Growth Portfolio - Class I-2 320,192 6,996 19,731 307,457 5,471 34,954 277,974
Alger Small Cap Growth Portfolio - Class 1-2 195,965 4,866 34,314 166,517 10,883 5,014 172,386
Federated Hennes Fund for U.S. Government Securities II 325,608 50,162 91,347 284,423 53,343 128,182 209,584
Federated Hermes High Income Bond Fund II - Primary Shares 476,227 28,957 95,080 410,104 19,525 71,332 358,297
Federated Hennes Kaufmann Fund II - Primary Shares 100,391 4,459 12,815 92,035 5,892 6,581 91,346
Federated Hermes Managed Volatility Fund II - Primary Shares [63,433 I l,352 32,263 142,522 54,367 26,373 170,516
Fidelity VIP Asset Manager Growth Portfolio - Initial Class 139,277 1,395 5,399 135,273 857 11,099 125,03 I
Fidelity VIP Asset Manager Portfolio - Service Class 2 32 I 31 31
Fidelity VIP Contrafund Portfolio - Initial Class 430,084 3,660 16,689 417,055 10,464 104,616 322,903
Fidelity VIP Equity-Income Portfolio - Initial Class 108,943 259 2,660 I 06,542 10,885 36,378 81,049
Fidelity VIP Government Money Market Portfolio - Initial Class 492,778 37,228 62,358 467,648 24,549 26,563 465,634
Fidelity VIP Growth - Initial Class [36,398 !,IOI 13,367 124,132 3,064 24,365 102,831
Fidelity VIP Growth and Income - Service Class 2 136,615 13,556 22,343 127,828 4,186 8,086 123,928
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 265,849 35,403 63,051 238,201 4,261 32,304 210,158
Fidelity VIP index 500 Portfolio - Initial Class 588,672 10,61I 49,846 549,437 3,584 !05,012 448,009
Fidelity VIP Investment Grade Bond Portfolio - Initial Class 3,231 354 2,877 351 2,526
Fidelity VIP Mid Cap Portfolio - Initial Class 82,485 1,144 4,077 79,552 351 655 79,248
Fidelity VIP Overseas Portfolio - Initial Class 65,106 597 1,917 63,786 12,650 33,019 43,417
Fidelity VIP Value Strategies - Service Class 2 152,743 18,756 86,122 85,377 4,577 12,989 76,965
Invesco V.I. Diversified Dividend Fund - Series I 3,430 299 422 3,307 80 2,174 1,213
Invesco V.I. Health Care Fund - Series I 66,996 2,397 29,600 39,793 2,352 2,236 39,909
invesco V.f. Managed Volatility Fund - Series I 160,282 10,123 41,757 128,648 2,429 131,077
invesco V.f. Technology Fund - Series I 183,360 8,577 55,470 136,467 4,019 5,108 135,378
Lazard Retirement Small-Mid Cap Portfolio 44,935 1,926 1,099 45,762 335 8,292 37,805
MFS Growth Series - Initial Class 388,067 17,133 56,834 348,366 8,751 16,097 34l,020
MFS Research Series - Initial Class 57,127 1,613 6,712 52,028 2,055 18,525 35,558
T. Rowe Price International Stock Portfolio 813,031 48,650 109,838 751,843 55,869 83,402 724,310
T. Rowe Price Mid-Cap Growth Portfolio 225,107 6,995 33,830 198,272 11,634 45,160 164,746
VanEck VIP Global Resources Fund I0,619 1,307 6 11,920 94 11,826

(7) SUBSEQUENT EVENTS
The Separate Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.